PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2022
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

I-Mab (the “Company”) was incorporated in the Cayman Islands on June 30, 2016 as an exempted company with limited liability under the Companies Act of the Cayman Islands. The Company and its subsidiaries (together the “Group”) are principally engaged in discovering and developing transformational biologics in the fields of immuno-oncology and immuno-inflammation diseases in the People’s Republic of China (the “PRC”) and other countries and regions.

On January 17, 2020, the Company consummated its IPO on the Nasdaq Global Market, where 7,407,400 American Depositary Shares (“ADSs”) were issued at the price of US$14.00 per ADS for total gross proceeds of US$103.7 million. On February 10, 2020, the underwriters of the IPO have exercised their over-allotment option to purchase an additional 768,350 ADSs of the Company at the IPO price of US$14.00 per ADS. After giving effect to the exercise of the over-allotment option, the Company has issued and sold a total of 8,175,750 ADSs in the IPO, for total gross proceeds of US$114.5 million. Each ten ADSs represents twenty-three ordinary shares of the Company.

As of December 31, 2022, the Company’s principal subsidiaries are as follows:

			Percentage
			of direct
			or indirect
		Date of	ownership
	Place of	incorporation or	by the
Subsidiaries	incorporation	acquisition	Company	Principal activities
I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”)	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Biopharma Co., Ltd. (“I-Mab Shanghai”)	PRC	August 24, 2016	100%	Research and development of innovative medicines
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	PRC	July 15, 2017	100%	Research and development of innovative medicines
I-Mab Biopharma US Ltd.	U.S.	February 28, 2018	100%	Research and development of innovative medicines
Zhejiang Tianli Pharmaceutical Sales Co., Ltd.	PRC	September 29,2021	100%	Sales and distribution of medicine products